Pensions and Other Post-Employment and Long-term Benefit Plans - Schedule of Sensitivity Analysis of Defined Benefit Obligations and Obligations for Other Long-term Benefits (Detail) - RUB (₽)
₽ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Russia [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	₽ (248)	₽ (391)
Percentage of decrease	286	465
Russia [member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	143	246
Percentage of decrease	(123)	(227)
Russia [member] | Actuarial assumption of expected rates of compensation increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	122	168
Percentage of decrease	(110)	(160)
Russia [member] | Actuarial assumption of turnover rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(154)	(252)
Percentage of decrease	157	265
Germany [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(110)	(124)
Percentage of decrease	73	83
Austria [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(65)	(96)
Percentage of decrease	₽ 77	₽ 80